Property, Plant and Equipment - Vasta Platform (Successor) (Details 2) - BRL (R$) R$ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2020		Dec. 31, 2019
Property, Plant and Equipment
Beginning balance			R$ 184,961		R$ 58,306
Additions			37,567		43,985
Additions by business combination			211
Disposals			(3,499)		(44,143)
Depreciation			(27,234)		(27,868)
Transfers						[1]
Ending balance		R$ 58,306	192,006		184,961
Additions for new lease agreements			15,567
IFRS 16 [member]
Property, Plant and Equipment
Beginning balance					154,681
Ending balance		154,681
Additions for new lease agreements			20,358
Adjusted opening balance
Property, Plant and Equipment
Beginning balance					212,987
Ending balance		212,987
IT equipment [member]
Property, Plant and Equipment
Beginning balance			2,486		3,213
Additions			758		1,339
Additions by business combination			59
Disposals			(25)
Depreciation			(1,799)		(2,066)
Transfers						[1]
Ending balance		3,213	1,479		2,486
IT equipment [member] | IFRS 16 [member]
Property, Plant and Equipment
Beginning balance
Ending balance
IT equipment [member] | Adjusted opening balance
Property, Plant and Equipment
Beginning balance					3,213
Ending balance		3,213
Furniture, equipment and fittings [member]
Property, Plant and Equipment
Beginning balance			12,366		15,010
Additions			22		2,958
Additions by business combination			152
Disposals			(128)		(3,827)
Depreciation			(2,504)		(1,775)
Transfers						[1]
Ending balance		15,010	9,908		12,366
Furniture, equipment and fittings [member] | IFRS 16 [member]
Property, Plant and Equipment
Beginning balance
Ending balance
Furniture, equipment and fittings [member] | Adjusted opening balance
Property, Plant and Equipment
Beginning balance					15,010
Ending balance		15,010
Property, buildings and improvements [member]
Property, Plant and Equipment
Beginning balance			19,682		20,177
Additions			828		3,973
Additions by business combination
Disposals			(98)
Depreciation			(4,691)		(4,468)
Transfers			4,257			[1]
Ending balance		20,177	19,978		19,682
Property, buildings and improvements [member] | IFRS 16 [member]
Property, Plant and Equipment
Beginning balance
Ending balance
Property, buildings and improvements [member] | Adjusted opening balance
Property, Plant and Equipment
Beginning balance					20,177
Ending balance		20,177
In progress [member]
Property, Plant and Equipment
Beginning balance			4,538
Additions			34		4,538
Additions by business combination
Disposals
Depreciation
Transfers			(4,257)			[1]
Ending balance			315		4,538
In progress [member] | IFRS 16 [member]
Property, Plant and Equipment
Beginning balance
Ending balance
In progress [member] | Adjusted opening balance
Property, Plant and Equipment
Beginning balance
Ending balance
Right of use assets [member]
Property, Plant and Equipment
Beginning balance			145,436
Additions			35,925	[1]	31,177
Additions by business combination	[1]
Disposals			(3,248)	[1]	(40,316)
Depreciation			(18,240)	[1]	(19,559)
Transfers	[1]				19,453
Ending balance			159,873		145,436
Right of use assets [member] | IFRS 16 [member]
Property, Plant and Equipment
Beginning balance					154,681
Ending balance		154,681
Right of use assets [member] | Adjusted opening balance
Property, Plant and Equipment
Beginning balance					154,681
Ending balance		154,681
Land [member]
Property, Plant and Equipment
Beginning balance			453		19,906
Additions
Additions by business combination
Disposals
Depreciation
Transfers					(19,453)	[1]
Ending balance		19,906	453		453
Land [member] | IFRS 16 [member]
Property, Plant and Equipment
Beginning balance
Ending balance
Land [member] | Adjusted opening balance
Property, Plant and Equipment
Beginning balance					19,906
Ending balance		19,906
Vasta Platform (Successor)
Property, Plant and Equipment
Beginning balance			184,961		58,306
Additions		6,099			43,985
Disposals		(3,759)			(39,772)	[2]
Depreciation		(1,084)			(27,869)
Transfers
Ending balance		58,306			184,961
Vasta Platform (Successor) | IFRS 16 [member]
Property, Plant and Equipment
Beginning balance					150,311
Ending balance		150,311
Vasta Platform (Successor) | Adjusted opening balance
Property, Plant and Equipment
Beginning balance					208,617
Ending balance		208,617
Vasta Platform (Successor) | IT equipment [member]
Property, Plant and Equipment
Beginning balance			2,486		3,213
Additions		2,324			1,339
Disposals		(940)				[2]
Depreciation		(308)			(2,066)
Transfers
Ending balance		3,213			2,486
Vasta Platform (Successor) | IT equipment [member] | IFRS 16 [member]
Property, Plant and Equipment
Beginning balance
Ending balance
Vasta Platform (Successor) | IT equipment [member] | Adjusted opening balance
Property, Plant and Equipment
Beginning balance					3,213
Ending balance		3,213
Vasta Platform (Successor) | Furniture, equipment and fittings [member]
Property, Plant and Equipment
Beginning balance			12,366		15,010
Additions		3,387			2,958
Disposals		(265)			(3,827)	[2]
Depreciation		(33)			(1,775)
Transfers		4,828
Ending balance		15,010			12,366
Vasta Platform (Successor) | Furniture, equipment and fittings [member] | IFRS 16 [member]
Property, Plant and Equipment
Beginning balance
Ending balance
Vasta Platform (Successor) | Furniture, equipment and fittings [member] | Adjusted opening balance
Property, Plant and Equipment
Beginning balance					15,010
Ending balance		15,010
Vasta Platform (Successor) | Property, buildings and improvements [member]
Property, Plant and Equipment
Beginning balance			19,682		20,177
Additions		388			3,973
Disposals		(954)				[2]
Depreciation		(217)			(4,468)
Transfers		4,208
Ending balance		20,177			19,682
Vasta Platform (Successor) | Property, buildings and improvements [member] | IFRS 16 [member]
Property, Plant and Equipment
Beginning balance
Ending balance
Vasta Platform (Successor) | Property, buildings and improvements [member] | Adjusted opening balance
Property, Plant and Equipment
Beginning balance					20,177
Ending balance		20,177
Vasta Platform (Successor) | In progress [member]
Property, Plant and Equipment
Beginning balance			4,539
Additions					4,539
Disposals		(724)				[2]
Depreciation
Transfers		(9,036)
Ending balance					4,539
Vasta Platform (Successor) | In progress [member] | IFRS 16 [member]
Property, Plant and Equipment
Beginning balance
Ending balance
Vasta Platform (Successor) | In progress [member] | Adjusted opening balance
Property, Plant and Equipment
Beginning balance
Ending balance
Vasta Platform (Successor) | Right of use assets [member]
Property, Plant and Equipment
Beginning balance			145,436
Additions					31,177
Disposals					(35,945)	[2]
Depreciation					(19,560)
Transfers					19,453
Ending balance					145,436
Vasta Platform (Successor) | Right of use assets [member] | IFRS 16 [member]
Property, Plant and Equipment
Beginning balance					150,311
Ending balance		150,311
Vasta Platform (Successor) | Right of use assets [member] | Adjusted opening balance
Property, Plant and Equipment
Beginning balance					150,311
Ending balance		150,311
Vasta Platform (Successor) | Land [member]
Property, Plant and Equipment
Beginning balance			R$ 453		19,906
Additions
Disposals		(876)				[2]
Depreciation		(526)
Transfers					(19,453)
Ending balance		19,906			453
Vasta Platform (Successor) | Land [member] | IFRS 16 [member]
Property, Plant and Equipment
Beginning balance
Ending balance
Vasta Platform (Successor) | Land [member] | Adjusted opening balance
Property, Plant and Equipment
Beginning balance					R$ 19,906
Ending balance		R$ 19,906

[1]	Refers substantially to IFRS 16, of which R$ 20,358 refer to lease contracts previously signed and renewed based on contractual terms and new lease agreements of R$ 15,567 which the Company considers it part of its digital learning solutions in the computer tablets. See the corresponding lease liability in Note 16.
[2]	The disposals of R$ 35,945 in rights of use assets is mainly due to the return of the administrative properties leased by Business.